Taxes (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses	$ (14,313)	¥ (100,859)	¥ 54,335	¥ 47,145
Deferred income tax benefits	(573,041)	(4,038,047)	(880,475)	(841,948)
Income tax expenses	$ (587,354)	¥ (4,138,906)	¥ (826,140)	¥ (794,803)